Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table discloses additional compensation information of (i) our Chief Executive Officer and (ii) all other named executive officers (the "Other NEOs"), including “compensation actually paid” during the specified years alongside total shareholder return ("TSR") and net income metrics:

					Value of initial fixed $100 investment based on:
Year(1)	Summary compensation table total for CEO ($)	Compensation actually paid to CEO(2)(3) ($)	Average summary compensation table total for Other NEOs ($)	Average Compensation actually paid to Other NEOs(2)(4) ($)	Total shareholder return(5) ($)	Peer group total shareholder return(5) ($)	Net income(6) ($ millions)
2023	10,120,945	7,480,720	4,193,925	2,953,574	194.36	94.37	(307)
2022	9,048,432	(2,065,105)	4,191,618	(2,394,074)	204.75	87.61	(267)
2021	9,483,339	14,577,932	5,939,512	7,091,681	400.69	117.83	53
2020	5,685,664	12,015,409	5,363,707	10,455,559	257.03	148.03	(123)

Named Executive Officers, Footnote	Our Chief Executive Officer for each of the years presented was Dr. Rosen. Our Other NEOs for 2023 were Robert C. Goeltz, Juan Jaen, Jennifer Jarrett and Dimitry Nuyten. Our Other NEOs for 2022 were Robert C. Goeltz, Juan Jaen, Jennifer Jarrett and Dimitry Nuyten. Our Other NEOs for 2021 were Robert C. Goeltz, Juan Jaen, Jennifer Jarrett, Carolyn Tang and William Grossman. Our Other NEOs for 2020 were Jennifer Jarrett and William Grossman.
Peer Group Issuers, Footnote	TSR figures assume an initial investment in our common stock of $100 on December 31, 2019. The peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Biotechnology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 27.
PEO Total Compensation Amount	$ 10,120,945	$ 9,048,432	$ 9,483,339	$ 5,685,664
PEO Actually Paid Compensation Amount	$ 7,480,720	(2,065,105)	14,577,932	12,015,409
Adjustment To PEO Compensation, Footnote	Fair value or change in fair value, as applicable, of equity awards in the "compensation actually paid" columns was determined by reference to (i) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price and (ii) for stock options, the fair value estimated using a binomial lattice model as of the applicable year-end or vesting date(s). Key inputs included the contractual terms of each agreement such as vesting date, maturity date, and exercise price, while additional key inputs included the closing stock price, volatility, dividend rates, risk free rates, and an early-exercise factor which were all determined as of the revaluation date.
(3)The adjustments made to the summary compensation table total for Dr. Rosen for each year presented above to determine compensation actually paid to Dr. Rosen in such year are shown in the tables below:

	2023	2022	2021	2020
Summary compensation table total	10,120,945	9,048,432	9,483,339	5,685,664
Less, value of stock & option awards	(8,909,833)	(8,292,320)	(8,548,858)	(5,356,475)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	5,634,249	3,788,462	7,142,260	7,893,097
Plus change in fair value of prior year awards that are outstanding and unvested	(573,908)	(5,490,389)	3,923,736	1,828,423
Plus FMV as of the vesting date of awards granted this year and that vested this year	1,648,267	1,608,814	1,783,385	1,108,163
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	(439,000)	(2,728,104)	794,070	856,537
Total adjustments	(2,640,225)	(11,113,537)	5,094,593	6,329,745
Compensation actually paid to CEO	7,480,720	(2,065,105)	14,577,932	12,015,409

Non-PEO NEO Average Total Compensation Amount	$ 4,193,925	4,191,618	5,939,512	5,363,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,953,574	(2,394,074)	7,091,681	10,455,559
Adjustment to Non-PEO NEO Compensation Footnote	The adjustments made to the average summary compensation table total for Other NEOs for each year presented above to determine average compensation actually paid to Other-NEOs in such year are shown in the tables below:

	2023	2022	2021	2020
Summary compensation table total	4,193,925	4,191,618	5,939,512	5,363,707
Less, value of stock & option awards	(3,364,997)	(3,444,851)	(5,298,516)	(4,864,788)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	2,127,890	1,848,729	3,797,282	6,969,591
Plus change in fair value of prior year awards that are outstanding and unvested	(367,886)	(4,050,985)	2,678,504	1,656,950
Plus FMV as of the vesting date of awards granted this year and that vested this year	622,491	528,662	1,094,353	509,856
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	(257,849)	(1,467,247)	678,367	820,243
Less, prior year fair value of prior year awards that failed to vest this year	—	—	(1,827,217)	—
Plus adjustments for stock modification	—	—	29,396	—
Total adjustments	(1,240,351)	(6,585,692)	1,152,169	5,091,852
Compensation actually paid to Other NEOs	2,953,574	(2,394,074)	7,091,681	10,455,559

Compensation Actually Paid vs. Total Shareholder Return
The graphs below show the relationship between (i) the compensation actually paid to both our Chief Executive Officer and the Other NEOs for the years set forth in the Pay versus Performance Table and (ii) the net income/loss and total shareholder return for the corresponding years:

Compensation Actually Paid vs. Net Income
The graphs below show the relationship between (i) the compensation actually paid to both our Chief Executive Officer and the Other NEOs for the years set forth in the Pay versus Performance Table and (ii) the net income/loss and total shareholder return for the corresponding years:

Total Shareholder Return Vs Peer Group	TSR figures assume an initial investment in our common stock of $100 on December 31, 2019.
Total Shareholder Return Amount	$ 194.36	204.75	400.69	257.03
Peer Group Total Shareholder Return Amount	94.37	87.61	117.83	148.03
Net Income (Loss)	$ (307,000,000)	$ (267,000,000)	$ 53,000,000	(123,000,000)
PEO Name	Dr. Rosen	Dr. Rosen	Dr. Rosen
Additional 402(v) Disclosure	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.
Analysis of the Information Presented in the Pay versus Performance Table
As described above under “Compensation Discussion and Analysis,” our executive compensation program is built around a pay-for-performance framework. While we utilize various performance measures to align executive compensation with company performance, these measures are focused on the clinical development of our investigational products and, as such, are non-financial in nature. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. As a result, we do not have a financial performance measure as described in Item 402(v)(2)(vi) of Regulation S-K to link compensation actually paid to our performance. The most important performance measures that we use to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance are as follows:
•Expansion of our co-development programs with our strategic partners;
•Initiation of new registrational trials;
•Demonstrating proof of concept for investigational products;
•Nomination of new development candidates; and
•Efficient utilization of our resources in the advancement and execution of our clinical programs and pipeline.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,640,225)	$ (11,113,537)	$ 5,094,593	6,329,745
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,909,833)	(8,292,320)	(8,548,858)	(5,356,475)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,634,249	3,788,462	7,142,260	7,893,097
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,908)	(5,490,389)	3,923,736	1,828,423
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,648,267	1,608,814	1,783,385	1,108,163
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(439,000)	(2,728,104)	794,070	856,537
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,240,351)	(6,585,692)	1,152,169	5,091,852
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,364,997)	(3,444,851)	(5,298,516)	(4,864,788)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,127,890	1,848,729	3,797,282	6,969,591
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,886)	(4,050,985)	2,678,504	1,656,950
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	622,491	528,662	1,094,353	509,856
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,849)	(1,467,247)	678,367	820,243
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,827,217)	0
Non-PEO NEO | Plus Adj for Stock Modification [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 29,396	$ 0